Note 29 - Subsequent Events	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
29.
SUBSEQUENT EVENTS

Completion of Second Payment to First Mining for Acquisition of the Springpole Stream

On
January 21, 2021,
First Majestic completed its
second
payment of
$7.5
million to First Mining for the acquisition of the Springpole Stream by paying
$3.75
million in cash and issuing
287,300
common shares. The payment was due upon First Mining's announcement on
January 20, 2021
of its positive results of a Pre-Feasibility Study ("PFS") for the Springpole Gold Project, located in northwestern Ontario, Canada. The PFS results support a
30,000
tonnes-per-day open pit mining operation over an
11
year mine life.